CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Government grants related to income offset against expense (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Cost of revenues
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Income offset against expense	$ (0.8)
Government Assistance, Operating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Revenue
Sales, general and administrative
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Income offset against expense	$ (0.1)
Government Assistance, Operating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, General and Administrative Expense